Derivative financial instruments (Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ 782	¥ (339)	¥ (133)
Gains or (losses) on hedged items	(227)	1,212	122
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	42,220	(61,884)	119,096
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	30,339	12,516	(379)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	6,442	2,614	(16,363)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ 73,115	¥ 81,614	¥ 115,256